November 27, 1996

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  Rule 24f-2 Notice for Prudential Dryden Fund
     (File No. 811-6677)


            On behalf of Prudential Dryden Fund, enclosed for filing under the Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

             These documents have been filed using the EDGAR system.


                                   Very truly yours,




                                   /s/ Marguerite E. H. Morrison Marguerite E.H. Morrison Assistant Secretary

MM/ln
Enclosures
          U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
                         FORM 24F-2
              Annual Notice of Securities Sold Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.
  1.   Name and address of issuer: Prudential Dryden Fund,
       Gateway Center Three, Newark, New Jersey 07102-4077.
  2. Name of each series or class of funds for which this notice is filed: Active Balanced Fund; Balanced Fund; Growth Stock Fund; Income Fund; Money Market Fund; and Stock Index Fund.

  3.   Investment Company Act File Number: 811-6677
       Securities Act File Number: 33-48066.

  4.   Last day of fiscal year for which this notice is filed:
       September 30, 1996.
  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                    [ ]
  6.   Date of termination of issuer's declaration under rule
                24f-2(a)(1), if applicable (see instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

  8.   Number and amount of securities registered during the
               fiscal year other than pursuant to rule 24f-2: None

  9. Number and aggregate sale price of securities sold during the fiscal year: 76,884,767/$499,148,227

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
       76,884,767/$499,148,227

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
       (see instruction B.7): 5,978,990/$43,034,321

 12.   Calculation of registration fee:

       (i)  Aggregate sale price of securities
            sold during the fiscal year in
            reliance on rule 24f-2 (from item 10): $499,148,227 (ii) Aggregate price of shares issued in connection with dividend reinvestment
           plans (from item 11, if applicable):   +$43,034,321 (iii)  Aggregate
    price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                       -$895,260,412
        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
              (if applicable):                         +    0
         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
              (if applicable):                       $(353,077,864)
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                   x 1/3300
       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                $    0

Instructions:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.   Check box if fees are being remitted to the Commission's
      lockbox depository as described in section 3a of the    Commission's Rules
      of Informal and Other Procedures     (17 CFR 202.3a).
                                          [ ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                     /s/ S. Jane Rose             By S. Jane
                                     Rose, Secretary)

 Date November 27, 1996